Share based compensation - Activities of options (Details) - Employee Stock Option	6 Months Ended
Jun. 30, 2025 $ / shares shares
Number of options
Outstanding at the beginning (in shares) | shares	15,935,056
Granted (in shares) | shares	4,500,000
Forfeited (in shares) | shares	(284,805)
Exercised (in shares) | shares	(325,714)
Outstanding at the end (in shares) | shares	19,824,537
Exercisable (in shares) | shares	13,300,149
Weighted Average Exercise Price
Outstanding at the beginning (in USD per share)	$ 6.65
Granted (in dollars per share)	0.50
Forfeited (in USD per share)	0.83
Exercised (in USD per share)	0.50
Outstanding at the end (in USD per share)	5.44
Exercisable (in USD per share)	7.78
Weighted Average Fair value at grant date
Outstanding at the beginning (in USD per share)	2.57
Granted (in USD per share)	1.69
Forfeited (in USD per share)	1.32
Exercised (in USD per share)	1.22
Outstanding at the end (in USD per share)	2.40
Exercisable (in USD per share)	$ 2.61
Weighted remaining contractual years
Outstanding	7 years 7 months 20 days
Exercisable	6 years 9 months 3 days